Trade and other payables	12 Months Ended
Mar. 31, 2019
Trade and other payables [abstract]
Trade and other payables
21. Trade and other payables

Trade and other payables consist of the following:

	As at March 31,
	2019		2018
Trade payables	Rs.	10,296	Rs.	9,208
Due to creditors for expenses		3,375		4,121
Due to capital creditors		882		2,723
	Rs.	14,553	Rs.	16,052

For details regarding the Company’s exposure to currency and liquidity risks, see Note no. 30 of these consolidated financial statements under “Liquidity risk”.